Note 9 - Payroll and Related Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of payroll and related benefits [text block]
	2017	2016	2015
Wages and salaries	3,371.2	3,038.9	3,086.5
Social security contributions	741.1	727.2	756.1
Other personnel cost	616.2	613.8	561.3
Increase in liabilities for defined benefit plans	138.7	151.7	142.3
Share-based payment	236.9	189.3	209.4
Contributions to defined contribution plans	18.9	25.3	19.0
	5,123.0	4,746.2	4,774.6

Disclosure of payroll and related benefits affecting the income statement [text block]
	2017	2016	2015
Cost of sales	1,714.8	1,912.3	1,890.2
Distribution expenses	791.5	780.8	722.1
Sales and marketing expenses	1,096.8	989.8	980.8
Administrative expenses	1,470.1	970.3	1,154.0
Net finance cost	42.9	95.9	27.5
Exceptional items	6.9	(2.9)	-
	5,123.0	4,746.2	4,774.6